Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total current tax (benefit) expense	$ 136	$ 505	$ 0
Deferred tax (benefit) expense for
Change in temporary differences	4,388	1,878	(6,788)
Tax loss and tax credit carry forward	(153)	(3,390)	0
Change in valuation allowance	(4,058)	1,488	6,788
Total deferred tax (benefit) expense	177	(24)	0
Total income tax (benefit) expense	$ 313	$ 481	$ 0